Dividends - Additional Information (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions				12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Dividends [Abstract]
Dividends paid				₩ 490,075	₩ 481,213
Dividends paid per share				₩ 660	₩ 640
Interim dividends paid	₩ 133,657	₩ 133,657	₩ 133,657
Dividends proposed	₩ 180	₩ 180	₩ 180